Income Taxes - Schedule of Operating Loss Carryforwards, Years of Expiration (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 10,460
2033 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	764
2034 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,548
2035 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 5,148